Note 12 - Fair Value of Financial Instrument - Fair Value and Carrying Value of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Carrying value	$ 271,477	$ 369,878
Fair value	$ 271,406	$ 364,276